UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2007

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International SmallCap Fund

Portfolio of Investments         February 28, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (a) (98.5%)

	Australia (6.1%)
	Apparel/Footwear
594,599	Pacific Brands Ltd.	$1,372,359

	Food: Major Diversified
555,446	Goodman Fielder Ltd.	993,711

	Hospital/Nursing Management
62,589	Ramsay Health Care Ltd.	572,678

	Packaged Software
904,785	Infomedia Ltd.	521,150
515,854	MYOB Ltd.	500,870
		1,022,020
	Publishing: Newspapers
108,166	Fairfax Media Ltd.	410,402
	Total Australia	4,371,170

	Austria (1.1%)
	Electrical Products
23,602	Zumtobel AG *	780,714

	Belgium (2.1%)
	Food: Specialty/Candy
19,978	Omega Pharma S.A.	1,537,547

	Cayman Islands (1.1%)
	Semiconductors
3,996,000	Solomon Systech International Ltd.	789,169

	Denmark (2.2%)
	Beverages: Alcoholic
8,782	Carlsberg A/S (Series B)	905,998

	Food: Specialty/Candy
8,629	Danisco A/S	687,859
	Total Denmark	1,593,857

	Finland (3.4%)
	Building Products
9,742	Uponor Oyj	340,054

	Marine Shipping
10,991	Cargotec Corp. (B Shares)	646,464

	Recreational Products
10,956	Amer Sports Oyj (A Shares)	240,839

	Trucks/Construction/Farm Machinery
20,499	Wartsila Oyj (B Shares)	1,218,851
	Total Finland	2,446,208

	France (6.7%)
	Aerospace & Defense
8,813	Zodiac S.A.	599,017

	Computer Processing Hardware
85,056	Bull S.A. *	565,573

	Electrical Products
4,777	Nexans S.A.	589,828

	Financial Publishing/Services
10,319	GL Trade S.A.	545,794

	Food Distributors
2,213	Toupargel - Agrigel	128,719

	Miscellaneous Manufacturing
21,146	Saft Groupe S.A. *	766,430

	Pharmaceuticals: Other
22,882	Ipsen S.A.	1,043,312

	Real Estate Development
8,029	Icade *	586,031
	Total France	4,824,704

	Germany (6.9%)
	Aerospace & Defense
27,187	MTU Aero Engines Holding AG	1,418,984

	Chemicals: Agricultural
5,196	K+S AG	558,032

	Industrial Machinery
28,562	IWKA AG *	838,685

	Internet Software/Services
2,901	SCS Standard Computersysteme *	0

	Investment Banks/Brokers
16,619	AWD Holding AG	734,155

	Miscellaneous Commercial Services
14,563	GfK AG	645,650
10,557	Techem AG	778,768
		1,424,418
	Total Germany	4,974,274

	Ireland (2.9%)
	Food: Meat/Fish/Dairy
170,265	Glanbia PLC	784,613

	Food: Specialty/Candy
48,380	Kerry Group PLC (A Shares)	1,277,566
	Total Ireland	2,062,179

	Italy (6.1%)
	Auto Parts: O.E.M.
42,516	Sogefi SpA	366,650

	Beverages: Alcoholic
106,392	Davide Campari-Milano SpA	1,079,410

	Construction Materials
37,389	Buzzi Unicem SpA	1,097,645

	Electronic Components
11,390	SAES Getters SpA	404,817

	Finance/Rental/Leasing
7,592	Banca Italease	519,081

	Industrial Machinery
57,568	Interpump Group SpA	563,023

	Regional Banks
99,048	Banca CR Firenze	349,719
	Total Italy	4,380,345

	Japan (b) (25.2%)
	Commercial Printing/Forms
45,800	Nissha Printing Co., Ltd.	1,477,742
39,100	Pronexus Inc.	388,300
		1,866,042
	Computer Peripherals
14,500	Melco Holdings Inc.	365,169
159	Wacom Co., Ltd.	402,338
		767,507
	Containers/Packaging
112,000	Rengo Co., Ltd.	711,354

	Electrical Products
14,600	Mabuchi Motor Co., Ltd.	911,799
35,900	PATLITE Corp.	341,435
		1,253,234
	Electronic Components
31,000	Yamaichi Electronics Co., Ltd.	244,349

	Electronic Equipment/Instruments
46,000	Sokkia Co., Ltd.	190,239

	Electronic Production Equipment
37,700	Shinkawa Ltd.	873,010

	Electronics/Appliances
8,150	Nihon Trim Co., Ltd.	319,770

	Finance/Rental/Leasing
342,000	APLUS Co., Ltd. *	608,282
75,700	Century Leasing System, Inc.	1,061,370
53,800	Fuyo General Lease Co., Ltd.	1,977,299
143,400	Japan Securities Finance Co., Ltd.	2,105,033
		5,751,984
	Food: Specialty/Candy
61,900	Ariake Japan Co., Ltd.	1,330,937

	Household/Personal Care
18,800	Milbon Co., Ltd.	575,652

	Industrial Specialties
20,600	Nihon Micro Coating Co., Ltd.	134,774
11,400	Taisei Lamick Co., Ltd.	307,598
		442,372
	Medical Specialties
6,200	Nakanishi Inc.	765,069

	Miscellaneous Manufacturing
84,000	Takuma Co., Ltd.	507,912

	Movies/Entertainment
12,300	TOEI ANIMATION CO., LTD.	343,569

	Recreational Products
42,900	Mars Engineering Corp.	898,369

	Restaurants
18,900	Hurxley Corp.	302,310
26,800	Nippon Restaurant System, Inc.	966,065
		1,268,375
	Total Japan	18,109,744

	Netherlands (2.1%)
	Apparel/Footwear Retail
23,553	Macintosh Retail Group NV	908,911

	Personnel Services
15,324	USG People NV	618,155
	Total Netherlands	1,527,066

	New Zealand (1.5%)
	Discount Stores
162,318	Warehouse Group Ltd. (The)	793,663

	Medical Specialties
119,315	Fisher & Paykel Healthcare Corp. Ltd.	326,387
	Total New Zealand	1,120,050

	Norway (6.3%)
	Electrical Products
54,854	Eltek ASA *	624,460

	Engineering & Construction
13,185	Veidekke ASA	683,320

	Oil & Gas Production
68,600	Revus Energy ASA *	754,481

	Publishing: Newspapers
33,769	Schibsted ASA	1,372,478

	Pulp & Paper
62,247	Norske Skogindustrier ASA	1,085,267
	Total Norway	4,520,006

	Spain (0.9%)
	Pulp & Paper
17,348	Miquel y Costas & Miquel, S.A.	622,969

	Sweden (4.4%)
	Advertising/Marketing Services
62,600	Eniro AB	735,142

	Aerospace & Defense
47,170	Saab AB (B Shares)	1,257,160

	Electronic Production Equipment
34,165	Micronic Laser Systems AB *	318,812

	Pulp & Paper
36,181	Billerud	530,555

	Tobacco
18,898	Swedish Match AB	325,924
	Total Sweden	3,167,593

	Switzerland (4.7%)
	Building Products
5,638	Schindler Holding AG (Participation Certificates)	355,713
315	Zehnder Group AG (Bearer Shares)	670,447
		1,026,160
	Industrial Specialties
1,367	sia Abrasives Holding AG (Registered Shares)	504,610

	Pharmaceuticals: Major
3,631	Galenica AG (Registered Shares)	1,069,442

	Trucks/Construction/Farm Machinery
6,223	Bucher Industries AG (Registered Shares)	768,833
	Total Switzerland	3,369,045

	United Kingdom (14.8%)
	Beverages: Non-Alcoholic
119,203	Britvic PLC	720,357

	Biotechnology
151,498	Ark Therapeutics Group PLC *	417,282

	Casino/Gaming
54,533	William Hill PLC	676,036

	Finance/Rental/Leasing
150,139	Cattles PLC	1,276,437

	Food Retail
177,375	Premier Foods PLC	1,072,022

	Food: Specialty/Candy
176,567	Devro PLC	487,905
230,480	RHM PLC	1,761,348
		2,249,253
	Industrial Machinery
40,751	Rotork PLC	650,127
49,198	Spirax-Sarco Engineering PLC	934,283
		1,584,410
	Other Transportation
96,613	Stagecoach Group PLC	294,951

	Restaurants
78,896	Luminar PLC	1,167,937

	Trucking
164,614	Wincanton PLC	1,191,330
	Total United Kingdom	10,650,015
	Total Common Stocks (Cost $54,332,937)	70,846,655

NUMBER OF
SHARES
Preferred Stocks (a) (1.2%)

Germany
Industrial Machinery
16,299	Sartorius AG (Cost $90,259)	883,736

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (0.1%)
	Repurchase Agreement
$43	Joint repurchase agreement account 5.31% due 03/01/07 (dated 02/28/07; proceeds $43,006) (c) (Cost $43,000)		43,000

	Total Investments (Cost $54,466,196) (d)	99.8%	71,773,391
	Other Assets in Excess of Liabilities	0.2	177,827
	Net Assets	100.0%	$71,951,218

*	Non-income producing security.
(a)

Securities with total market value equal to $71,730,391 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)

At February 28, 2007, investments in securities of issuers in Japan represented 25.2% of the Fund’s net assets. These investments, as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political developments in the region.

(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,751,717 and the aggregate gross unrealized depreciation is $2,444,522, resulting in net unrealized appreciation of $17,307,195.

Forward Foreign Currency Contracts Open at February 28, 2007:

					UNREALIZED
CONTRACTS TO		IN EXCHANGE		DELIVERY	APPRECIATION
DELIVER		FOR		DATE	(DEPRECIATION)

	$200,209	DKK	1,127,375	03/01/07	$(50)
EUR	41,759	$	55,260	03/01/07	8
	$471,519	EUR	357,363	03/01/07	1,308
GBP	459,634	$	903,458	03/01/07	965
	$1,872	JPY	222,556	03/01/07	7
	$223,570	DKK	1,262,614	03/02/07	599
GBP	161,144	$	315,455	03/02/07	(951)
	$46,850	JPY	5,550,298	03/02/07	12
	$4,112	SEK	28,909	03/02/07	16

Net Unrealized Appreciation					$1,914

Currency Abbreviations:

GBP	British Pound.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
SEK	Swedish Krona.

Morgan Stanley International SmallCap Fund
Summary of Investments	February 28, 2007 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		TOTAL INVESTMENTS

Finance/Rental/Leasing	$7,547,502		10.5%
Food: Specialty/Candy	7,083,162		9.9
Industrial Machinery	3,869,854		5.4
Aerospace & Defense	3,275,161		4.6
Electrical Products	3,248,236		4.5
Restaurants	2,436,312		3.4
Pulp & Paper	2,238,791		3.1
Trucks/Construction/Farm Machinery	1,987,684		2.8
Beverages: Alcoholic	1,985,408		2.8
Commercial Printing/Forms	1,866,042		2.6
Publishing: Newspapers	1,782,880		2.5
Miscellaneous Commercial Services	1,424,418		2.0
Apparel/Footwear	1,372,359		1.9
Building Products	1,366,214		1.9
Miscellaneous Manufacturing	1,274,342		1.8
Electronic Production Equipment	1,191,822		1.7
Trucking	1,191,330		1.7
Recreational Products	1,139,208		1.6
Construction Materials	1,097,645		1.5
Medical Specialties	1,091,456		1.5
Food Retail	1,072,022		1.5
Pharmaceuticals: Major	1,069,442		1.5
Pharmaceuticals: Other	1,043,312		1.4
Packaged Software	1,022,020		1.4
Food: Major Diversified	993,711		1.4
Industrial Specialties	946,982		1.3
Apparel/Footwear Retail	908,911		1.3
Discount Stores	793,663		1.1
Semiconductors	789,169		1.1
Food: Meat/Fish/Dairy	784,613		1.1
Computer Peripherals	767,507		1.1
Oil & Gas Production	754,481		1.0
Advertising/Marketing Services	735,142		1.0
Investment Banks/Brokers	734,155		1.0
Beverages: Non-Alcoholic	720,357		1.0
Containers/Packaging	711,354		1.0
Engineering & Construction	683,320		0.9
Casino/Gaming	676,036		0.9
Electronic Components	649,166		0.9
Marine Shipping	646,464		0.9
Personnel Services	618,155		0.9
Real Estate Development	586,031		0.8
Household/Personal Care	575,652		0.8
Hospital/Nursing Management	572,678		0.8
Computer Processing Hardware	565,573		0.8
Chemicals: Agricultural	558,032		0.8
Financial Publishing/Services	545,794		0.7
Biotechnology	417,282		0.6
Auto Parts: O.E.M.	366,650		0.5
Regional Banks	349,719		0.5
Movies/Entertainment	343,569		0.5
Tobacco	325,924		0.4
Electronics/Appliances	319,770		0.4
Other Transportation	294,951		0.4
Electronic Equipment/Instruments	190,239		0.3
Food Distributors	128,719		0.2
Repurchase Agreement	43,000		0.1
Internet Software/Services	0		0.0
	$71,773,391	*	100.0%

*    Does not include open forward foreign currency contracts with net unrealized appreciation of $1,914.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007

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